Cash and cash equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Cash and cash equivalents
Cash at banks	€ 1,225,860		€ 1,239,993	€ 907,939
Term deposits	1,007,508		895,194	953,677
Total cash and cash equivalents from continuing operations	2,233,368	$ 807.9	2,135,187	1,861,616
Cash and cash equivalents included in assets classified as held for sale			7,884
Total cash and cash equivalents	€ 2,233,368		€ 2,143,071	€ 1,861,616	€ 1,290,796